Intangible assets – as restated (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of intellectual property rights

Predecessor Carry Amount
€
BreastCheck IP Rights	2,813,819
Tricos IP Rights	46,896
Testic IP Rights	46,896
Davion Masks IP Rights	70,345
Bio-Genex IP Rights	46,896
Merit IP Rights	23,452
Total	3,048,304